S000017777 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	199 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Developed ex-US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.47%	7.98%	4.33%
Dow Jones EPAC Select Dividend Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.30%	6.04%	2.81%
iShares International Select Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.75%	6.12%	2.77%
Performance Inception Date					Jun. 11, 2007
iShares International Select Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.27%	4.64%	1.57%
iShares International Select Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	4.72%	2.13%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.